UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Mutual Funds Services Inc. 1625 Broadway, Suite 2200, Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	October 1 – December 31, 2005

Item 1 – Schedule of Investments.

CornerCap Balanced Fund

Statement of Investments

December 31, 2005 (Unaudited)

		Shares	Value
Common Stock	58.99%

Aerospace & Defense	1.31%
Goodrich Corp.		4,500	184,950

Auto Components	1.37%
Johnson Controls, Inc.		2,650	193,212

Beverages	1.13%
Anheuser-Busch Co I		3,700	158,952

Chemicals	2.46%
Ashland, Inc.		3,050	176,595
PPG Industries, Inc.		2,950	170,805
			347,400

Commercial Banks	7.13%
Bank of America Corp.		3,664	169,094
The Bank of New York Company, Inc.		5,100	162,435
Comerica, Inc.		3,250	184,470
US Bancorp		5,300	158,417
Wachovia Corp.		3,150	166,509
Washington Mutual, Inc.		3,800	165,300
			1,006,225

Communications Equipment	1.18%
UTStarCom Inc.*		20,700	166,842

Commercial Services & Supplies	2.39%
Convergys Corp.*		10,900	172,765
R.R. Donnelley & Sons Co.		4,800	164,208
			336,973

Consumer Discretionary	1.12%
Gannett Co., Inc.		2,600	157,482

Consumer Finance	1.27%
Countrywide Financial Corp.		5,248	179,429

Containers & Packaging	1.39%
Owens-Illinois Inc.*		9,300	195,672

Diversified Consumer Services	1.16%
H&R Block, Inc.		6,700	164,485

Diversified Financial Services	3.78%
Allied Capital, Inc.		5,650	165,941
Bear Stearns & Co., Inc.		1,600	184,848
Fannie Mae		3,750	183,038
			533,827

Diversified Telecommunications	1.43%
Telefonos de Mexico SA de C.V.		8,200	202,376

Electronic Equipment & Instruments	1.22%
Diebold, Inc.		4,550	172,900

Electric Utilities	2.33%
DTE Energy Co.		3,750	161,962
FirstEnergy Corp.		3,400	166,566
			328,528

Food Products	2.67%
ConAgra Foods Inc.		9,100	184,548
Sara Lee Corp.		10,150	191,835
			376,383

Food & Staples Retailing	1.08%
Safeway, Inc.		6,450	152,607

Health Care Equipment & Supplies	1.26%
Boston Scientific Corp.*		7,250	177,552

Health Care Providers & Services	4.53%
Cigna Corp.		2,150	240,155
Quest Diagnostics, Inc.		3,400	175,032
Unitedhealth Group Inc.		3,622	225,071
			640,258

Household Durables	1.28%
Koninklijke Philips Electronics N.V.		5,800	180,380

Industrial Conglomerates	1.16%
Tyco International, Ltd.		5,665	163,492

Information Technology	1.31%
Sabre Holdings Corp.		7,700	185,647

Insurance	3.66%
Everest Re Group, Ltd.		1,800	180,630
Marsh & McLennan Co., Inc.		5,600	177,856
St. Paul Travelers Cos. Inc.		3,550	158,578
			517,064

Leisure Equipment and Products	1.15%
Brunswick Corp.		4,000	162,640

Machinery	2.46%
Eaton Corp.		2,600	174,434
Timken Co.		5,400	172,908
			347,342

Metals & Mining	1.24%
Alcoa, Inc.		5,900	174,463

Oil & Gas	0.31%
Marathon Oil Corp.		721	43,959

Pharmaceuticals	2.52%
Pfizer, Inc.		7,350	171,402
Wyeth		4,000	184,280
			355,682

Semiconductors & Equipment	1.16%
LSI Logic Corp.*		20,450	163,600

Textiles & Apparel	2.54%
Jones Apparel Group, Inc.		5,750	176,640
VF Corp.		3,300	182,622
			359,262

Total Common Stock (Cost $6,771,900)			8,329,584

		Principal Amount	Value
Corporate Bonds	17.59%

Banks - Money Center	1.82%
Norwest Financial, 6.25%, 12/15/2007		150,000	154,475
Wells Fargo Financial, 5.50%, 8/01/2012		100,000	102,742
			257,217

Banks - Super Regional	2.28%
Citigroup Inc., 7.25%, 10/01/2010		165,000	180,016
Wells Fargo & Co., 3.125%, 4/01/2009		150,000	142,087
			322,103

Consumer Finance	1.00%
International Lease Financial Corp. 5.75%, 10/15/2006		140,000	140,710

Electrical & Gas	1.70%
E. I. du Pont de Nemours & Co., 4.125%, 4/30/2010		100,000	96,557
General Electric Capital Notes, 5.45%, 1/15/2013		140,000	143,407
			239,964

Household Products	0.73%
Pepsico, Inc., 5.70%, 11/01/2008		100,000	102,536

Investment Services	2.59%
Goldman Sachs Group, Inc., 5.125%, 1/15/2015		170,000	168,078
Berkshire Hathaway Inc., 4.625%, 10/15/2013		100,000	97,541
Morgan Stanley, 5.05%, 1/21/2011		100,000	100,030
			365,649

Pharmaceuticals	1.20%
Eli Lilly & Co., 6.00%, 3/15/2012		160,000	168,852

Retailers- Other	3.25%
Home Depot Inc., 4.625%, 8/15/2010		100,000	99,360
Quicksilver Inc., 4.95%, 8/15/2014		200,000	200,459
Wal-Mart Stores, Inc., 6.875%, 8/10/2009		150,000	159,642
			459,461

Securities Broker	1.10%
Merrill Lynch & Co, Inc., 6.375%, 10/15/2008		150,000	155,683

Telecom - Other	1.10%
Bell South Telecom, 6.00%, 10/15/2011		150,000	155,931

Wireless Communications	0.82%
Verizon VA Inc., 4.625%, 3/15/2013		125,000	115,783

Total Corporate Bonds (Cost $2,506,302)			2,483,889

Government Bonds	13.53%

US Treasury	13.53%
US Treasury, 6.50%, 10/15/2006		100,000	101,520
US Treasury, 3.50%, 11/15/2006		75,000	74,411
US Treasury, 3.375%, 5/15/2007		75,000	74,939
US Treasury, 6.125%, 8/15/2007		100,000	102,649
US Treasury, 3.00%, 2/15/2008		150,000	145,775
US Treasury, 3.375%, 12/15/2008		100,000	97,246
US Treasury, 5.50%, 5/15/2009		200,000	206,898
US Treasury, 5.75%, 8/15/2010		150,000	158,690
US Treasury, 5.00%, 2/15/2011		100,000	102,996
US Treasury, 5.00%, 8/15/2011		190,000	196,108
US Treasury, 4.875%, 2/15/2012		180,000	184,802
US Treasury, 4.25%, 8/15/2013		150,000	148,658
US Treasury, 4.00%, 2/15/2014		155,000	150,798
US Treasury, 4.00%, 2/15/2015		170,000	164,820
			1,910,310

Total Government Bonds (Cost $1,899,901)			1,910,310

US Government Agency Securities	4.55%
Federal Farm Credit Bank (FFCB), 4.875%, 9/24/2014		150,000	150,677
Federal Home Loan Bank (FHLB), 3.50%, 11/15/2007		150,000	146,610
Federal Home Loan Mortgage Corp. (FHLMC), 4.50%, 1/15/2015		150,000	147,143
Federal National Mortgage Association (FNMA), 4.75%, 1/02/2007		100,000	99,894
Federal National Mortgage Association (FNMA), 4.0%, 9/02/2008		100,000	97,945
			642,269

Total US Government Securities (Cost $648,468)			642,269

Short Term Investments	6.26%

Certificate of Deposits	2.11%
Colony Bank Inc., Ashburn, 3.85%, 09/19/2006		55,000	54,646
Community Bank GA, 3.90%, 7/28/2006		55,000	54,734
Sterling Bank, 3.85%, 9/21/2006		95,000	94,346
Treasury Bank, 3.95%, 8/07/2006		95,000	94,581
			298,307

Money Market Securities	4.15%
Federal Treasury Obligation Money Market, 3.84%**		585,671	585,671

Total Short Term Investments (Cost $885,671)			883,978

Total Investments (Cost $12,712,242)	100.92%		14,250,030

Total Liabilities Less Other Assets	-0.92%		-129,500

Total Net Assets	100.00%		14,120,530

* Non-Income producing securities.

**Variable Rate Security; the rate shown represents the rate at December 31, 2005

Gross appreciation (excess of value over tax cost)	1,784,702
Gross depreciation (excess of tax cost over value)	(246,914)
Net unrealized appreciation/(depreciation)	1,537,788
Cost of investments for income tax purposes	12,712,242

Cornercap Small-Cap Value Fund

Statement of Investments

December 31, 2005 (Unaudited)

		Shares	Value
Common Stock	94.89%

Aerospace & Defense	4.72%
Armor Holdings Inc.*		11,925	508,601
Curtiss-Wright Corp.		7,800	425,880
			934,481

Auto Components	5.15%
American Axle & Manufacturing Holdings Inc.		19,200	351,936
Arvinmeritor, Inc.		24,650	354,713
Superior Industries International, Inc.		14,050	312,753
			1,019,402

Building Products	7.85%
Apogee Enterprises, Inc.		33,000	535,260
Crane Co.		15,025	529,932
ElkCorp		14,550	489,753
			1,554,945

Chemicals	4.32%
Headwaters Inc.*		13,050	462,492
Olin Corp.		20,000	393,600
			856,092

Commercial Banks	6.69%
FirstMerit Corp.		17,300	448,243
Washington Federal, Inc.		17,794	409,084
Webster Financial Corp.		10,000	469,000
			1,326,327

Commercial Services & Supplies	4.30%
ABM Industries, Inc.		25,100	490,705
John H. Harland Co.		9,600	360,960
			851,665

Communications Equipment	1.60%
Plantronics, Inc.		11,200	316,960

Discount Retail	1.64%
Fred’s Inc.		20,000	325,400

Electronic Equipment & Instruments	4.45%
CTS Corp.		33,500	370,510
Orbotech Ltd.*		21,300	510,561
			881,071

Food Products	1.11%
American Italian Pasta Co.		32,300	219,640
			219,640

Health Care Providers & Services	6.26%
Apria Healthcare Group, Inc.*		17,032	410,642
Cooper Cos. Inc.		9,000	461,700
Dionex Corp.*		7,500	368,100
			1,240,442

Hotels, Restaurants & Leisure	2.14%
Ruby Tuesday Inc.		16,400	424,596

Household Durables	7.73%
Beazer Homes USA, Inc.		8,900	648,276
Blyth, Inc.		10,450	218,928
Helen of Troy, Ltd.*		24,450	393,889
Libbey Inc.		26,430	270,115
			1,531,208

Industrial Conglomerates	2.19%
Standex International Corp.		15,600	433,056

Insurance	7.45%
Clark Inc.		33,550	444,537
HCC Insurance Holdings Inc.		18,637	553,146
Reinsurance Group of America, Inc.		10,000	477,600
			1,475,283

Internet Software & Services	2.58%
Sabre Holdings Corp.		21,200	511,132

Leisure Equipment & Products	3.72%
K2, Inc.*		35,730	361,230
Polaris Industries, Inc.		7,500	376,500
			737,730

Machinery	4.92%
Briggs & Stratton Corp.		12,700	492,633
Manitowoc, Inc.		9,600	482,112
			974,745

Metals & Mining	2.05%
Brush Engineered Materials, Inc.*		25,600	407,040

Real Estate	2.22%
Friedman, Billings, Ramsey Group, Inc. Class A		44,350	439,065

Semiconductors & Equipment	2.23%
Adaptec, Inc.*		75,800	441,156

Specialty Retail	2.50%
Regis Corp.		12,850	495,625

Textiles & Apparel	1.95%
Kellwood Co.		16,200	386,856

Tobacco	2.08%
Universal Corp.		9,500	411,920

Trucking	3.04%
Arkansas Best Corp.		13,800	602,784

Total Common Stock (Cost $16,769,432)			18,798,621

Short Term Investments	5.12%

Money Market Securities	5.12%
Federated Treasury Obligations Money Market, 3.84%**		1,014,637	1,014,637

Total Short-Term Investments (Cost $1,014,637)			1,014,637

Total Investments (Cost $17,784,069)	100.01%		19,813,258

Total Liabilities Less Other Assets	-0.01%		-1,427

Total Net Assets	100.00%		19,811,831

* Non-Income producing securities.

**Variable Rate Security; the rate shown represents the rate at December 31, 2005

Gross appreciation (excess of value over tax cost)	3,913,284
Gross depreciation (excess of tax cost over value)	(1,896,048)
Net unrealized appreciation/(depreciation)	2,017,236
Cost of investments for income tax purposes	17,772,116

CornerCap Contrarian Fund

Statement of Investments

December 31, 2005 (Unaudited)

		Shares	Value
Common Stock	88.02%

Aerospace & Defense	2.08%
Curtiss-Wright Corp.		1,825	99,645

Auto Components	3.34%
ArvinMeritor, Inc.		5,550	79,865
Superior Industries International, Inc.		3,585	79,802
			159,667

Beverages	1.97%
Anheuser-Busch Co I		2,200	94,512

Building Products	4.64%
Ameron, International Corp.		2,400	109,392
Crane Co.		3,200	112,864
			222,256

Commercial Banks	2.06%
The Bank of New York Company, Inc.		3,100	98,735

Commercial Services & Supplies	2.33%
SOURCECORP Inc.*		4,650	111,507

Communications Equipment	1.84%
UTStarcom Inc.*		10,900	87,854

Consumer Finance	2.61%
MBNA Corp.		4,600	124,936

Diversified Consumer Services	5.47%
Corinthian Colleges Inc.*		6,100	71,858
H&R Block Inc.		3,800	93,290
Stewart Enterprises Inc.		17,840	96,514
			261,662

Diversified Financial Services	1.89%
Fannie Mae *		1,850	90,299

Electronic Equipment & Instruments	4.21%
Diebold Inc.		2,400	91,200
Orbotech Ltd.*		4,600	110,262
			201,462

Food Products	0.60%
American Italian Pasta Co.		4,200	28,560

Food & Staples Retailing	2.32%
Safeway, Inc.		4,700	111,202

Health Care Equipment & Supplies	2.60%
Andrx Corp.*		2,800	46,116
Boston Scientific Corp.*		3,200	78,368
			124,484

Health Care Providers & Services	7.13%
Cigna Corp.		1,275	142,418
Cooper Cos. Inc.		2,100	107,730
Health Mgmt Assoc Inc.		4,150	91,134
			341,282

Hotels, Restaurants & Leisure	2.00%
Ruby Tuesday Inc.		3,700	95,793

Household Durables	5.81%
Helen of Troy, Ltd.*		5,130	82,644
Koninklijke Philips Electronics N.V.		3,650	113,515
Libbey Inc.		8,000	81,760
			277,919

Industrial Conglomerates	1.93%
Tyco International Ltd.		3,200	92,352

Internet Software & Services	4.53%
Open Text Corp.*		7,500	105,825
Sabre Holdings Corp.		4,600	110,906
			216,731

Insurance	7.18%
Marsh & McLennan Companies, Inc.		3,400	107,984
The St. Paul Travelers Companies, Inc.		2,500	111,675
UnumProvident Corp.		5,450	123,987
			343,646

Leisure Equipment & Products	1.35%
K2, Inc.*		6,400	64,704

Media	1.96%
Gannett Co., Inc.		1,550	93,883

Metals & Mining	4.09%
Alcoa, Inc.		3,500	103,495
Brush Engineered Materials, Inc.*		5,800	92,220
			195,715

Pharmaceuticals	4.02%
Pfizer, Inc.		4,100	95,612
Wyeth		2,100	96,747
			192,359

Real Estate	2.13%
Friedman, Billings, Ramsey Group, Inc. Class A		10,300	101,970

Textiles & Apparel	3.32%
Jones Apparel Group, Inc.		2,600	79,872
Kellwood Co.		3,300	78,804
			158,676

Semiconductors & Equipment	4.61%
Adaptec, Inc.*		24,400	142,008
LSI Logic Corp.*		9,800	78,400
			220,408

Common Stock Total (Cost 4,091,913)			4,212,219

		Principal Amount	Value
Corporate Bonds	4.30%

Ford Motor Credit Co., 4.50%, 3/20/2009		120,000	94,186
General Motors Acceptance Corp. (GMAC), 5.25%, 8/15/2009		140,000	111,804

Total Corporate Bonds (Cost $230,024)			205,990

Short Term Investments	7.65%

Money Market Securities	7.65%
Federated Treasury Obligations Money Market, 3.42%**		365,892	365,892

Total Short Term Investments (Cost $365,892)			365,892

Total Investments (Cost $4,687,829)	99.97%		4,784,101

Total Other Assets in Excess of Liabilities	0.03%		1,527

Total Net Assets	100.00%		4,785,628

* Non-Income producing securities.

**Variable Rate Security; the rate shown represents the rate at December 31, 2005

Please see Notes to Financial Statements for further information.

Gross appreciation (excess of value over tax cost)	480,278
Gross depreciation (excess of tax cost over value)	-384,006
Net unrealized appreciation/(depreciation)	96,272
Cost of investments for income tax purposes	4,687,829

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	February 28, 2006

By:	/s/ Thomas E. Quinn
Thomas E Quinn
Chief Accounting Officer

Date:	February 28, 2006

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